SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Significant Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Canadian Dollars spent in Canada and Cuba [member]
IfrsStatementLineItems [Line Items]
Closing rate	3.8540	4.3914	4.0791
Average rate	3.9807	4.2960	3.6414
Dominican Pesos spent in the Dominican Republic [member]
IfrsStatementLineItems [Line Items]
Closing rate	0.0925	0.0970	0.0891
Average rate	0.0937	0.0938	0.0885
US Dollars spent in Panama and Cuba [member]
IfrsStatementLineItems [Line Items]
Closing rate	5.2177	5.5805	5.1967
Average rate	5.1644	5.3687	4.9348
Quetzal spent in Guatemala [member]
IfrsStatementLineItems [Line Items]
Closing rate	0.6623	0.7201	0.6700
Average rate	0.6649	0.6954	0.6405
Argentinean Peso spent in Argentina [member]
IfrsStatementLineItems [Line Items]
Closing rate	0.0295	0.0543	0.0618
Average rate	0.0403	0.0568	0.0750
Bolivian Peso spent in Bolivia [member]
IfrsStatementLineItems [Line Items]
Closing rate	0.7497	0.8018	0.7467
Average rate	0.7420	0.7714	0.7090
Guarani spent in Paraguai [member]
IfrsStatementLineItems [Line Items]
Closing rate	0.0007	0.0008	0.0007
Average rate	0.0007	0.0008	0.0007
Uruguayan Peso spent in Uruguay [member]
IfrsStatementLineItems [Line Items]
Closing rate	0.1302	0.1249	0.1227
Average rate	0.1253	0.1236	0.1218
Chilean Peso spent in Chile [member]
IfrsStatementLineItems [Line Items]
Closing rate	0.0061	0.0066	0.0073
Average rate	0.0059	0.0071	0.0062
Barbadian Dollar spent in Barbados [member]
IfrsStatementLineItems [Line Items]
Closing rate	2.5721	2.7510	2.5618
Average rate	2.5458	2.6465	2.4326